Net (Loss) Income Per Share - Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net (loss) income	$ (34,527)	$ 12,758	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)
Net (loss) income attributable to common stockholders	$ (34,527)	$ 4,966	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)
Basic weighted average number of common shares and common shares equivalents outstanding (in shares)	414,572,706	88,863,244	410,417,493	88,616,116	88,691,582	87,829,419
Diluted weighted average number of common shares and common shares equivalents outstanding (in shares)	414,572,706	248,133,335	410,417,493	88,616,116	88,691,582	87,829,419
Net (loss) income per share attributable to common stockholders - basic (in dollars per share)	$ (0.08)	$ 0.06	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)
Net (loss) income per share attributable to common stockholders - diluted (in dollars per share)	$ (0.08)	$ 0.02	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)